General (Details) - USD ($)			1 Months Ended	12 Months Ended
	Oct. 30, 2023	Jul. 31, 2023	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
General [Line Items]
Accumulated losses (in Dollars)				$ (18,423,057)	$ (14,651,678)
Shareholders’ equity (in Dollars)				$ 6,105,058	(1,641,930)	$ (6,616,292)	$ (6,000,911)
Accumulated deficit (in Dollars)					(1,600,000)
Simple agreements for future equity (in Dollars)					$ 1,515,000
Gross proceeds (in Dollars)	$ 5,100,000	$ 7,800,000
Number of warrants issued	3,500,000
Purchase of ordinary shares	1
Cashless exercise				8,257
Investors received				2,876,957
IPO [Member]
General [Line Items]
Gross proceeds (in Dollars)	$ 5,100,000	$ 7,800,000
Shares issue and sold		1,950,000
Ordinary shares issued					179,510
Pre-funded warrants				111,261
Pre-Funded Warrants [Member]
General [Line Items]
Pre-funded warrants				605,452
Ordinary Shares [Member]
General [Line Items]
Shares issue and sold	1,136,364
Series A warrants [Member]
General [Line Items]
Number of warrants issued	4,636,364
Pre-funded warrants				4,636,364
Series B warrants [Member]
General [Line Items]
Number of warrants issued	140,373
Ordinary shares issued				8,217
Pre-funded warrants				132,116
Warrant [Member]
General [Line Items]
Pre-funded warrants exercised shares				2,894,548
Credit Facility Agreement [Member]
General [Line Items]
Aggregate initial amount (in Dollars)			$ 745,000